CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	¥ (521,770)	¥ (442,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	39,631	33,105
Losses on sales of directly-operated salons to franchisees	49	65
Allowance for doubtful accounts	(4,860)	(5,295)
Stock-based compensation	148,940
Losses on disposal of property and equipment, net and other intangible assets, net	1,967	26,913
Impairment loss on long-lived assets	0
Gain from bargain purchases	(1,014)	(1,624)
Deferred income tax expense	42,280	11,046
Other non-cash gains - net	847	121
Changes in operating assets and liabilities:
Accounts receivable-trade, net	72,839	192,093
Accounts receivable-other	108,981	89,518
Inventories	(50)	(369)
Prepaid expenses and other current assets	(35,395)	(37,422)
Lease and guarantee deposits	(16,902)	84,323
Accounts payable	(8,303)	(52,394)
Accrued expenses	106,131	(62,280)
Accrued income taxes	(30,267)	3,105
Contract liability	(115,531)
Advances received	(96,535)	(124,828)
Other current liabilities	597	(23,476)
Deposit received	(34,938)	(66,195)
Other assets and other liabilities - net	(4,963)	1,704
Net cash used in operating activities	(348,266)	(374,861)
Cash flows from investing activities:
Purchases of time deposits	(13,201)	(13,500)
Proceeds from maturities of time deposits		10,000
Proceeds from sale of affiliated company securities		50,000
Acquisition of investment securities	(52,520)
Acquisition of property and equipment	(41,370)	(70,803)
Proceeds from sale of property and equipment		3,227
Cost additions to internal use software	(7,631)	(9,492)
Acquisition of businesses - net of cash acquired	(300,843)	(42,393)
Proceeds from due from shareholder		7,966
Payment received on short-term loans receivable	225	225
Payment received on long-term accounts receivable-other, net	5,090	7,515
Net cash used in investing activities	(410,250)	(57,255)
Cash flows from financing activities:
Proceeds from issuance of common stock for exercise of over-allotment, net of issuance costs	87,642
Proceeds from long-term borrowings		330,000
Repayment of long-term borrowings	(155,502)	(114,657)
Payment of installment payables related to business acquisitions	(2,520)	(30,199)
Payment of deferred offering costs	(255,887)	(41,589)
Net cash (used in) provided provided by financing activities	(326,267)	143,555
Net decrease in cash and cash equivalents	(1,084,783)	(288,561)
Cash and cash equivalents at beginning of period	1,439,733	513,621
Cash and cash equivalents at end of period	354,950	225,060
Cash paid during the period for:
Interest	6,733	4,896
Income taxes	43,199	4,953
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for lease liabilities	490,342	189,240
Purchases of property and equipment included in accrued expenses	2,670	9,548
Purchases of intangible assets included in accrued expenses	¥ 2,325
Payables related to acquisition of businesses included in accrued expenses		60,902
Deferred offering costs included in accrued expenses		¥ 26,476